SEGMENT REPORTING - Narrative (Details) - segment		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of reportable segments		2
Threshold of company revenue not exceeded by any other country (in percent)		22.40%	21.90%	20.40%
Subsequent Event
Segment Reporting Information [Line Items]
Number of reportable segments that actively sell products	2
Number of reportable segments	3